Post-employment benefit plans - Components of Post-Employment Benefit Plans Financing Cost (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of net defined benefit liability (asset) [line items]
Total net return on post-employment benefit plans	$ 102	$ 66
DB pension
Disclosure of net defined benefit liability (asset) [line items]
Total net return on post-employment benefit plans	133	99
OPEBs
Disclosure of net defined benefit liability (asset) [line items]
Total net return on post-employment benefit plans	$ (31)	$ (33)